RULE 497(j) CERTIFICATION
Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, the Registrant certifies that the forms of prospectuses and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 52 filed on January 31, 2007 and effective on February 1, 2007 pursuant to Rule 485(b). The text of Post-Effective Amendment No. 52 was filed electronically.
BB&T Funds
Registrant
/s/ Keith F. Karlawish*
Keith F. Karlawish
President
*By /s/ Alan G. Priest
Alan G. Priest
Attorney in Fact
February 5, 2007